COMMITMENTS AND CONTINGENCIES (Details 3) ¥ in Thousands, € in Millions						1 Months Ended							12 Months Ended
	Oct. 19, 2015 CNY (¥) item	Oct. 19, 2015 USD ($) item	Jul. 14, 2015	Jan. 21, 2015	Nov. 07, 2012	Dec. 31, 2015 USD ($)	Dec. 31, 2012 CNY (¥)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 EUR (€)	Apr. 30, 2010 item	Jun. 30, 2008 item	Oct. 31, 2007	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($) item	Dec. 31, 2007	Mar. 31, 2013 USD ($)
Contingencies
Loss contingency accruals						$ 23,500,000							$ 23,500,000	$ 26,206,000
Class Action Lawsuits Filed in New York
Contingencies
Number of lawsuits filed | item																6
Number of subpoenas | item																2
Countervailing and anti-dumping duties
Contingencies
Cash deposit rate for anti-dumping duty on CSPV cells imported from China (as a percent)			9.67%	30.06%	13.94%
Cash deposit rate for countervailing duty on CSPV cells imported from China (as a percent)			20.94%	38.43%	15.24%
Cash deposits for module imported from China														128,900,000
Cash deposit charged into cost of sales														111,900,000
Cash deposit charged into inventories														17,000,000
Purchase commitment | Deutsche Solar AG
Contingencies
Period of supply agreement																	12 years
Amount not accrued due to take-or-pay provision of agreement which are void under the German law																$ 21,144,000
Amount of damages that plaintiff can claim | €									€ 148.6
Reclassification of provision for accrued losses on firm purchase commitments reserve to loss contingency accrual															$ 27,862
Amount of bad debts allowance against the balance of advance payments															$ 17,409,000
Loss contingency accruals						$ 23,500,000							23,500,000
Purchase commitment | LDK
Contingencies
Amount of bad debts allowance against the balance of advance payments														$ 9,798
Settlement paid and recognized as General and administrative expenses													$ 20,800,000
Number of long-term supply purchase agreements entered into by the Company | item											2
Number of long-term supply purchase agreements terminated by the Company | item										2
Arbitration expenses awarded to counterparty							¥ 2,320	$ 400,000
Non-cash provision related to arbitration decision								30,000,000
Amount of provision reversed																		$ 30,000,000
Litigation settlement or awarded amount	¥ 132,700	$ 20,800,000					¥ 248,900	$ 38,400,000
Number of silicon wafers committed to purchase | item	64,300,000	64,300,000
Period of purchase commitment						3 years
Purchase commitment | LDK | Supply contract 2007
Contingencies
Period of supply agreement												3 years